Summary of Significant Accounting Policies: Foreign Currency Translation and Transactions (Policies)	12 Months Ended
Aug. 31, 2014
Policy Text Block [Abstract]
Foreign Currency Translation and Transactions

j.  Foreign Currency Translation and Transactions

The Company’s functional and reporting currency is the United States dollar.  Monetary assets and liabilities denominated in foreign currencies are translated into the United States dollar using the exchange rate prevailing at the balance sheet date.   Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in the determination of income.